EARNINGS PER SHARE AND PER UNIT	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE AND PER UNIT	EARNINGS PER SHARE AND PER UNIT
    Basic earnings per common share (“EPS”) is calculated by dividing net income attributable to Rayonier Inc. by the weighted average number of common shares outstanding during the year. Diluted EPS is calculated by dividing net income attributable to Rayonier Inc., before net income attributable to noncontrolling interests (“NCI”) in the Operating Partnership by the weighted average number of common shares outstanding adjusted to include the potentially dilutive effect of outstanding stock options, performance shares, restricted shares, restricted stock units, noncontrolling interests in Operating Partnership units and contingently issuable shares and units.
    The following table provides details of the calculations of basic earnings per common share of the Company for the three years ended December 31:

	2024	2023	2022
Basic earnings per common share
Numerator:
Net income from continuing operations	$340,860	$159,314	$101,304
Less: Net income from continuing operations attributable to NCI in the Operating Partnership	(4,510)	(2,630)	(1,989)
Less: Net (income) loss from continuing operations attributable to NCI in consolidated affiliates	(510)	47	(10,355)
Net income from continuing operations attributable to Rayonier Inc.	$335,840	$156,731	$88,960

Net income from discontinued operations	$28,123	$19,181	$21,487
Less: Net income from discontinued operations attributable to NCI in the Operating Partnership	(324)	(275)	(404)
Less: Net income from discontinued operations attributable to NCI in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations attributable to Rayonier Inc.	$23,307	$16,762	$18,117

Net income	$368,983	$178,495	$122,791
Less: Net income attributable to NCI in the Operating Partnership	(4,834)	(2,905)	(2,393)
Less: Net income attributable to NCI in consolidated affiliates	(5,002)	(2,097)	(13,321)
Net income attributable to Rayonier Inc.	$359,147	$173,493	$107,077

Denominator:
Denominator for basic earnings per common share - weighted average shares	148,839,858	148,046,673	146,209,847

Basic earnings per common share attributable to Rayonier Inc.:
Continuing operations	$2.26	$1.06	$0.61
Discontinued operations	$0.16	$0.11	$0.12
Basic earnings per common share	$2.41	$1.17	$0.73
    The following table provides details of the calculations of diluted earnings per common share of the Company for the three years ended December 31:

	2024	2023	2022
Diluted earnings per common share
Numerator:
Net income from continuing operations	$340,860	$159,314	$101,304
Less: Net (income) loss from continuing operations attributable to NCI in consolidated affiliates	(510)	47	(10,355)
Net income from continuing operations attributable to Rayonier Inc. before net income attributable to NCI in the Operating Partnership	$340,350	$159,361	$90,949

Net income from discontinued operations	$28,123	$19,181	$21,487
Less: Net income from discontinued operations attributable to NCI in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations attributable to Rayonier Inc. before net income attributable to NCI in the Operating Partnership	$23,631	$17,037	$18,521

Net income	$368,983	$178,495	$122,791
Less: Net income attributable to NCI in consolidated affiliates	(5,002)	(2,097)	(13,321)
Net income attributable to Rayonier Inc. before net income attributable to NCI in the Operating Partnership	$363,981	$176,398	$109,470

Denominator:
Denominator for basic earnings per common share - weighted average shares	148,839,858	148,046,673	146,209,847
Add: Dilutive effect of:
Stock options	41	472	5,132
Performance shares, restricted shares and restricted stock units	362,352	401,351	669,501
Noncontrolling interests in Operating Partnership units	2,066,102	2,618,699	3,268,473
Contingently issuable shares and units from special dividend	827,150	—	—
Denominator for diluted earnings per common share - adjusted weighted average shares	152,095,503	151,067,195	150,152,953

Diluted earnings per common share attributable to Rayonier Inc.:
Continuing operations	$2.24	$1.05	$0.61
Discontinued operations	$0.16	$0.11	$0.12
Diluted earnings per common share	$2.39	$1.17	$0.73

	2024	2023	2022
Anti-dilutive shares excluded from computations of diluted earnings per common share:
Stock options, performance shares, restricted shares and restricted stock units	147,514	164,865	103,514
Basic earnings per unit (“EPU”) is calculated by dividing net income available to unitholders of Rayonier, L.P. by the weighted average number of units outstanding during the year. Diluted EPU is calculated by dividing net income available to unitholders of Rayonier, L.P. by the weighted average number of units outstanding adjusted to include the potentially dilutive effect of outstanding unit equivalents, including stock options, performance shares, restricted shares, restricted stock units and contingently issuable shares and units.
    The following table provides details of the calculations of basic earnings per unit of the Operating Partnership for the three years ended December 31:

	2024	2023	2022
Basic earnings per unit
Numerator:
Net income from continuing operations	$340,860	$159,314	$101,304
Less: Net (income) loss from continuing operations attributable to NCI in consolidated affiliates	(510)	47	(10,355)
Net income from continuing operations available to unitholders	$340,350	$159,361	$90,949

Net income from discontinued operations	$28,123	$19,181	$21,487
Less: Net income from discontinued operations attributable to NCI in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations available to unitholders	$23,631	$17,037	$18,521

Net income	$368,983	$178,495	$122,791
Less: Net income attributable to NCI in consolidated affiliates	(5,002)	(2,097)	(13,321)
Net income available to unitholders	$363,981	$176,398	$109,470

Denominator:
Denominator for basic earnings per unit - weighted average units	150,905,960	150,665,372	149,478,320

Basic earnings per unit attributable to Rayonier, L.P.:
Continuing operations	$2.26	$1.06	$0.61
Discontinued operations	$0.16	$0.11	$0.12
Basic earnings per unit	$2.41	$1.17	$0.73
    The following table provides details of the calculations of diluted earnings per unit of the Operating Partnership for the three years ended December 31:

	2024	2023	2022
Diluted earnings per unit
Numerator:
Net income from continuing operations	$340,860	$159,314	$101,304
Less: Net (income) loss from continuing operations attributable to NCI in consolidated affiliates	(510)	47	(10,355)
Net income from continuing operations available to unitholders	$340,350	$159,361	$90,949

Net income from discontinued operations	$28,123	$19,181	$21,487
Less: Net income from discontinued operations attributable to NCI in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations available to unitholders	$23,631	$17,037	$18,521

Net income	$368,983	$178,495	$122,791
Less: Net income attributable to NCI in consolidated affiliates	(5,002)	(2,097)	(13,321)
Net income available to unitholders	$363,981	$176,398	$109,470

Denominator:
Denominator for basic earnings per unit - weighted average units	150,905,960	150,665,372	149,478,320
Add: Dilutive effect of unit equivalents:
Stock options	41	472	5,132
Performance shares, restricted shares and restricted stock units	362,352	401,351	669,501
Contingently issuable shares and units from special dividend	827,150	—	—
Denominator for diluted earnings per unit - adjusted weighted average units	152,095,503	151,067,195	150,152,953

Diluted earnings per unit attributable to Rayonier, L.P.:
Continuing operations	$2.24	$1.05	$0.61
Discontinued operations	$0.16	$0.11	$0.12
Diluted earnings per unit	$2.39	$1.17	$0.73

	2024	2023	2022
Anti-dilutive unit equivalents excluded from computations of diluted earnings per unit:
Stock options, performance shares, restricted shares and restricted stock units	147,514	164,865	103,514